Earnings (Loss) Per Share (Details) - Schedule of Dilutive securities - shares	Dec. 31, 2021	Dec. 31, 2020
Schedule of Dilutive securities [Abstract]
Stock Warrants	10,064,987
Stock Options	30,658
Total	10,095,645